Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Other Non-Current Assets	10. Other Non-Current Assets Other non-current assets consist of the following:

	December 31, 2022	December 31, 2021

Long-term rental deposits	82,270,359	67,311,223